Loss Per Share	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
LOSS PER SHARE
NOTE 23 -	LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue (including pre-funded warrants).

	Year ended December 31
	2020	2019	2018

Loss attributable to Company’s owners (U.S. dollars in thousands)	(7,845)	(12,998)	(11,753)
The weighted average of the number of ordinary shares in issue, including pre-funded warrants (in thousands)	442,949	13,599	1,765
Basic loss per share (U.S. dollars)	(0.02)	(0.96)	(6.66)

b.	Diluted

The Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows:

The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of the Company’s ordinary shares to exclude any profits or losses recorded during the year with respect to potentially dilutive shares. The potential shares, as mentioned above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

	Year ended December 31
	2020	2019	2018

Loss attributable to Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	(7,845)	(12,998)	(11,753)
Adjustment in respect of the finance income relating to anti-dilution mechanism and compensation feature (U.S. dollars in thousands)	-	-	(710)
Adjustment in respect of the finance income relating to B Warrants and Warrants (U.S. dollars in thousands)	-	(1,462)	-
Adjustment in respect of the finance income relating to Convertible Debentures (U.S. dollars in thousands)	(1,692)	-	-
	(9,537)	(14,460)	(12,463)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	442,949	13,599	35,302
Adjustment in respect of incremental shares assuming the conversion to anti-dilution mechanism and compensation feature (in thousands)	-	-	344
Adjustment in respect of incremental shares assuming the conversion to B Warrants and Warrants (in thousands)	-	421	-
Adjustment in respect of incremental shares assuming the conversion to Convertible Debentures (in thousands)	12,517	-	-
	455,466	14,020	35,646
Diluted loss per share (U.S. dollars)	(0.02)	(1.03)	(6.99)

The calculation of diluted loss per share for December 31, 2020 does not gives effect to the potential share issuance of ordinary shares upon the exercise of options to employees and service providers, Warrants and MFN Warrants, as their effect is anti-dilutive.

The calculation of diluted loss per share for December 31, 2019 does not gives effect to the potential share issuance of ordinary shares upon the exercise of options to employees and service providers, Convertible Debentures, Greenshoe Option, Warrants and MFN Warrants, as their effect is anti-dilutive.

The calculation of diluted loss per share for December 31, 2018 does not gives effect to the potential share issuance of ordinary shares upon the exercise of options to employees and service providers, as their effect is anti-dilutive.